Note 10 - Share Capital - Share Options (Details)	12 Months Ended
	Nov. 30, 2022 $ / shares shares		Nov. 30, 2021 $ / shares shares
Statement Line Items [Line Items]
Balance, option	12,444,150		10,732,000
Balance, weighted average exercise of option (in CAD per share)	$ 1.63		$ 1.51
Granted, option	4,694,445		3,015,000
Granted, weighted average exercise of option (in CAD per share)	$ 1.61		$ 1.84
Exercised, option	(705,520)	[1]	(1,197,850)	[2]
Exercised, weighted average exercise of option (in CAD per share)	$ 1.58	[1]	$ 1.00	[2]
Expired, option (in shares) | shares	(2,255,000)		(105,000)
Expired, weighted average exercise price (in CAD per share)	$ 1.70		$ 2.50
Cancelled/Forfeited, option	(175,000)
Expired/Forfeited, weighted average exercise of option (in CAD per share)	$ 2.01
Balance, option	14,003,075		12,444,150
Balance, weighted average exercise of option (in CAD per share)	$ 1.61		$ 1.63

[1]	During the year ended November 30, 2022, the Company issued 691,501 common shares at weighted average trading prices of $2.25. The common shares were issued pursuant to the exercise of 705,520 share options, of which 5,981 common shares were issued pursuant to the exercise of 20,000 share options on a net exercise basis.
[2]	During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.